Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 224.4	$ 195.1
Trade accounts receivable, less allowances of $36.2 and $47.8 at year-end 2017 and 2016, respectively	1,180.3	1,001.0
Inventories, net	609.6	519.1
Refundable income taxes	28.9	30.3
Assets held for sale	6.3	6.8
Other current assets	188.4	152.5
Total current assets	2,237.9	1,904.8
Property, plant and equipment, net	1,097.9	915.2
Goodwill	985.1	793.6
Other intangibles resulting from business acquisitions, net	166.3	66.7
Non-current deferred income taxes	196.3	313.2
Other assets	453.4	402.9
Total assets	5,136.9	4,396.4
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	265.4	579.1
Accounts payable	1,007.2	841.9
Accrued payroll and employee benefits	248.5	217.4
Accrued trade rebates	112.3	95.2
Income taxes payable	49.2	37.9
Other accrued liabilities	289.2	232.8
Total current liabilities	1,971.8	2,004.3
Long-term debt and capital leases	1,316.3	713.4
Long-term retirement benefits and other liabilities	629.3	660.9
Non-current deferred and payable income taxes	173.3	92.3
Commitments and contingencies (see Note 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2017 and 2016; issued - 124,126,624 shares at year-end 2017 and 2016; outstanding - 88,011,541 shares and 88,308,860 shares at year-end 2017 and 2016, respectively	124.1	124.1
Capital in excess of par value	862.6	852.0
Retained earnings	2,596.7	2,473.3
Treasury stock at cost, 36,115,083 shares and 35,817,764 shares at year-end 2017 and 2016, respectively	(1,856.7)	(1,772.0)
Accumulated other comprehensive loss	(680.5)	(751.9)
Total shareholders' equity	1,046.2	925.5
Total liabilities and shareholders' equity	$ 5,136.9	$ 4,396.4